Provisions for Liabilities	12 Months Ended
Dec. 31, 2015
Provisions for Liabilities [Abstract]
Provisions for Liabilities

19.	PROVISIONS FOR LIABILITIES
An analysis of movements on provisions for liabilities is as follows:

	Claims, lawsuits and other proceedings(i)	Other provisions(ii)	Total
		(millions)
Balance at January 1, 2014	$164	$42	$206
Net provisions made during the year	19	5	24
Balances transferred in during the year (iii)	—	5	5
Utilized in the year	(31)	(3)	(34)
Foreign currency translation adjustment	(4)	(3)	(7)
Balance at December 31, 2014	$148	$46	$194
Net provisions made during the year (iv)	82	3	85
Balances from acquisitions during the year	6	58	64
Utilized in the year	(27)	(15)	(42)
Foreign currency translation adjustment	(4)	(2)	(6)
Balance at December 31, 2015	$205	$90	$295

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(i)
The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset.

(ii)	The ‘Other’ category includes amounts that principally relate to post placement service provisions, property and employee-related provisions.

(iii)	Provisions held in the UK for dilapidation on UK properties all previously recognized within Deferred Revenue and Accrued Expenses were transferred to Provisions for Liabilities during 2014.

(iv)
In light of our review of facts and circumstances relating to ongoing non-ordinary course litigation arising out of Legacy Willis’ operations, particularly the Stanford Financial Group litigation matters discussed under “Legal Proceedings” in this 10-K report (which are non-ordinary course litigation matters), we added $70 million to our provisions for loss contingencies relating to the Stanford litigation.  In conducting such a review, we take into account a variety of factors in accordance with applicable accounting standards. The ultimate resolution of these matters may differ from the amount provided for.